Revenues (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Revenues.
Voyage charter revenues	$ 13,738,052	$ 2,663,920	$ 21,927,340
Time charter revenues	6,373,220	3,391,762	13,747,585
Other revenues	246,939		537,126
Total	20,358,211	6,055,682	36,212,051
Profit-sharing sharing revenue	$ 2,200,000	$ 900,000	$ 5,300,000